STOCKHOLDERS’ EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of stockholder’s equity

Warrant Type	Warrants Outstanding	Exercise Price	Expiration Date
Listed Warrants	1,374,280	$3.75	8/17/2027
Common Warrants	4,500,000	$1.05	6/26/2028
Private Warrants	300,000	$3.75	4/19/2028
Underwriter warrants	58,800	$8.23	8/12/2027
Placement agent warrants	180,000	$1.05	6/26/2028
Total	6,413,080